CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 9,709	$ 10,777
Restricted cash	993	1,077
Short-term bank deposits	50,825	69,567
Investment in marketable securities		426
Trade receivable		7,800
Other accounts receivable and prepaid expenses	1,153	1,352
Total current assets	62,680	90,999
NON-CURRENT ASSETS:
Long-term prepaid expenses	92	101
Severance pay fund	2,402	2,179
Property and equipment, net	5,965	6,028
Total non-current assets	8,459	8,308
Total assets	71,139	99,307
CURRENT LIABILITIES:
Trade payables	1,274	2,001
Deferred revenue		312
Other accounts payable and accrued expenses	3,466	4,541
Total current liabilities	4,740	6,854
NON-CURRENT LIABILITIES:
Accrued severance pay	2,880	2,556
Total non-current liabilities	2,880	2,556
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2016 and 2015; 51,131,534 and 50,572,244 shares issued and outstanding at December 31, 2016 and 2015, respectively	140	138
Additional paid-in capital	334,337	328,797
Accumulated other comprehensive income	7	421
Accumulated deficit	(270,965)	(239,459)
Total shareholders' equity	63,519	89,897
Total liabilities and shareholders' equity	$ 71,139	$ 99,307